Share Based Compensation (Tables)	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Summary of Option Activities Under The Global Share Plan

Summary of option activities under the Global Share Plan

The following table sets forth the summary of option activities under the Company’s Global Share Plan:

	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		(US$)	(In years)	(US$)
Outstanding as of March 31, 2023	11,442,858	0.11	1.21	—
Expired	(6,875,185)	0.03
Forfeited or cancelled (post-vesting)	(91,300)	0.29
Outstanding as of March 31, 2024	4,476,373	0.23	1.59	—
Expired	(890,000)	0.15
Forfeited or cancelled (post-vesting)	(615,073)	0.06
Outstanding as of March 31, 2025	2,971,300	0.29	1.09	—
Expired	—	—
Forfeited or cancelled (post-vesting)	(10,000)	0.30
Outstanding as of March 31, 2026	2,961,300	0.30	0.09	—
Vested and expected to vest as of March 31, 2026	2,961,300	0.30	0.09	—
Exercisable as of March 31, 2026	2,961,300	0.30	0.09	—

Summary of Activities of the Service-Based RSUs

A summary of activities of the service-based RSUs for the years ended March 31, 2024, 2025 and 2026 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at March 31, 2023	82,517,550	0.01
Vested	(42,129,300)	0.03
Forfeited	(186,000)	0.04
Unvested at March 31, 2024	40,202,250	0.01
Vested	(38,389,025)	0.01
Forfeited	(154,875)	0.07
Unvested at March 31, 2025	1,658,350	0.02
Vested	(1,658,350)	0.02
Unvested at March 31, 2026	—	—